Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

As of December 31, 2017 and 2016, the Company’s assets and liabilities measured at fair value on a recurring basis are categorized in the tables below:

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$10.9	$10.9	$-	$-
Total assets at fair value	$10.9	$10.9	$-	$-

Liabilities
Interest rate swap and floor(a)	$0.8	$-	$0.8	$-
Contingent consideration(a)	1.6	-	-	1.6
Total liabilities at fair value	$2.4	$-	$0.8	$1.6

(a)	Included in accounts payable and other current liabilities in the consolidated balance sheets.

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$14.9	$14.9	$-	$-
Total assets at fair value	$14.9	$14.9	$-	$-

Liabilities
Interest rate swap and floor(a)	$2.3	$-	$2.3	$-
Contingent consideration(b)	8.5	-	-	8.5
Total liabilities at fair value	$10.8	$-	$2.3	$8.5

(a)	Included in accounts payable and other current liabilities and other noncurrent liabilities in the consolidated balance sheets.
(b)	Included in accounts payable and other current liabilities in the consolidated balance sheets.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the years ended December 31, 2016 and 2017.

(in millions)	December 31, 2015	Additions	December 31, 2016	Loss recognized in earnings from changes in fair value	Payments	Additions	December 31, 2017
Contingent consideration	$-	$8.5	$8.5	$0.3	$(12.6)	$5.4	$1.6

The contingent consideration liability of $1.6 million as of December 31, 2017 is expected to be settled in 2018. The unobservable inputs used in calculating contingent consideration include probability weighted estimates regarding the likelihood of achieving revenue and EBITDA targets for the respective show acquired. The liability is re-measured to fair value each reporting period using the Company’s most recent internal operational budget. The determination of the fair value of the contingent consideration liabilities could change in future periods based upon the Company’s ongoing evaluation of the changes in the probability of achieving the revenue or EBITDA targets. Any such changes in fair value will be recorded in selling, general and administrative expense in the consolidated statements of income and comprehensive income.

The contingent consideration liabilities of $8.5 million as of December 31, 2016 were settled in 2017. These liabilities were re-measured to fair value each reporting period using the Company’s most recent internal operational budgets. There were no remeasurement adjustments or payments of earn out liabilities between the acquisition dates and December 31, 2016. During our internal reviews in 2017, the Company recorded a $0.3 million increase in fair value which is included in selling, general and administrative expense in the consolidated statements of income and comprehensive income.